UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Producer Durables - 23.2%
Back Office Support, HR & Consulting - 3.3%
Copart, Inc. (a)	726,070	$37,087,656
CoStar Group, Inc. (a)	94,872	34,785,767

		71,873,423

Commercial Services: Rental & Leasing - 2.8%
SiteOne Landscape Supply, Inc. (a)	348,910	23,900,335
United Rentals, Inc. (a)	248,310	37,246,500

		61,146,835

Diversified Manufacturing Operations - 0.9%
Carlisle Cos., Inc.	189,168	20,379,069

Engineering & Contracting Services - 1.4%
Dycom Industries, Inc. (a)	300,080	31,166,309

Machinery & Engineering - 0.6%
Gates Industrial Corp. PLC (a)	831,404	13,019,787

Machinery: Industrial - 4.0%
Gardner Denver Holdings, Inc. (a)	944,187	29,864,635
Kennametal, Inc.	642,900	23,433,705
Nordson Corp. (b)	266,920	34,325,912

		87,624,252

Machinery: Tools - 1.3%
Lincoln Electric Holdings, Inc.	351,517	29,130,214

Scientific Instruments: Control & Filter - 2.7%
IDEX Corp.	259,233	34,649,083
National Instruments Corp.	588,590	24,067,445

		58,716,528

Scientific Instruments: Electrical - 2.6%
AMETEK, Inc.	366,239	25,563,482
AO Smith Corp.	535,580	32,857,833

		58,421,315

Transportation Miscellaneous - 2.4%
Expeditors International of Washington, Inc.	305,467	19,507,122
XPO Logistics, Inc. (a)	346,080	33,625,133

		53,132,255

Truckers - 1.2%
Knight-Swift Transportation Holdings, Inc.	700,440	27,324,164

		511,934,151

Technology - 22.2%
Communications Technology - 1.1%
Ciena Corp. (a)	954,250	24,571,937

Computer Services, Software & Systems - 13.9%
ANSYS, Inc. (a)	176,920	28,600,887

Company	Shares	U.S. $ Value
Aspen Technology, Inc. (a)	320,318	$28,107,905
DocuSign, Inc. (a)	64,395	2,487,579
Dropbox, Inc.-Class A (a)	369,779	11,134,046
GrubHub, Inc. (a)(b)	301,780	30,522,029
Guidewire Software, Inc. (a)	331,369	28,040,445
HubSpot, Inc. (a)	224,960	23,823,264
New Relic, Inc. (a)	353,519	24,707,443
Nutanix, Inc.-Class A (a)	541,270	27,382,849
Pivotal Software, Inc.-Class A (a)(b)	417,910	7,539,096
Splunk, Inc. (a)	401,392	41,202,889
Trade Desk, Inc. (The)-Class A (a)(b)	493,030	25,228,345
Tyler Technologies, Inc. (a)	131,100	28,700,412

		307,477,189

Computer Technology - 2.9%
LogMeIn, Inc.	274,760	30,278,552
Pure Storage, Inc.-Class A (a)	1,694,650	34,282,769

		64,561,321

Electronic Entertainment - 1.3%
Take-Two Interactive Software, Inc. (a)	282,683	28,186,322

Semiconductors & Component - 2.1%
Marvell Technology Group Ltd.	1,422,040	28,526,122
Semtech Corp. (a)	425,630	16,727,259

		45,253,381

Telecommunications Equipment - 0.9%
Arista Networks, Inc. (a)	73,490	19,441,780

		489,491,930

Consumer Discretionary - 17.7%
Diversified Retail - 2.9%
Floor & Decor Holdings, Inc.-Class A (a)	670,353	37,264,923
Ollie’s Bargain Outlet Holdings, Inc. (a)	436,222	27,133,009

		64,397,932

Education Services - 5.7%
2U, Inc. (a)	332,020	26,724,290
Bright Horizons Family Solutions, Inc. (a)	364,308	34,565,543
Chegg, Inc. (a)(b)	1,087,412	25,238,832
Grand Canyon Education, Inc. (a)	368,913	38,363,263

		124,891,928

Leisure Time - 4.5%
Hilton Grand Vacations, Inc. (a)	807,153	34,707,579
Norwegian Cruise Line Holdings Ltd. (a)	149,726	8,005,849
Planet Fitness, Inc. (a)	973,733	39,231,703
Vail Resorts, Inc.	79,520	18,234,731

		100,179,862

Company	Shares	U.S. $ Value
Restaurants - 0.3%
Chipotle Mexican Grill, Inc.-Class A (a)	16,140	$6,832,546

Specialty Retail - 3.9%
Burlington Stores, Inc. (a)	255,520	34,712,392
Five Below, Inc. (a)	484,648	34,220,995
Wayfair, Inc.-Class A (a)(b)	274,950	17,129,385

		86,062,772

Textiles, Apparel & Shoes - 0.4%
Lululemon Athletica, Inc. (a)	90,040	8,985,992

		391,351,032

Health Care - 15.1%
Biotechnology - 7.7%
Ascendis Pharma A/S (ADR) (a)(b)	168,860	10,639,869
BeiGene Ltd. (ADR) (a)	66,099	11,209,068
Biohaven Pharmaceutical Holding Co., Ltd. (a)(b)	414,092	12,074,923
Bluebird Bio, Inc. (a)	73,870	12,568,981
Blueprint Medicines Corp. (a)	170,568	13,085,977
Clovis Oncology, Inc. (a)	231,730	10,052,447
Exact Sciences Corp. (a)(b)	636,210	31,816,862
Incyte Corp. (a)	17,620	1,091,383
Loxo Oncology, Inc. (a)	127,664	16,074,174
Madrigal Pharmaceuticals, Inc. (a)	66,640	7,540,982
Neurocrine Biosciences, Inc. (a)	332,020	26,920,182
Revance Therapeutics, Inc. (a)	285,873	7,990,150
Ultragenyx Pharmaceutical, Inc. (a)	190,981	9,709,474

		170,774,472

Health Care Management Services - 1.4%
ICON PLC (a)	257,687	30,311,722

Health Care Services - 1.9%
Teladoc, Inc. (a)(b)	954,446	41,041,178

Medical & Dental Instruments & Supplies - 2.5%
AxoGen, Inc. (a)	39,390	1,567,722
Nevro Corp. (a)	297,672	26,599,970
Penumbra, Inc. (a)	221,269	27,514,800

		55,682,492

Pharmaceuticals - 1.6%
Aimmune Therapeutics, Inc. (a)	331,230	10,281,379
GW Pharmaceuticals PLC (ADR) (a)(b)	71,373	9,486,186
Sage Therapeutics, Inc. (a)	107,272	15,438,586

		35,206,151

		333,016,015

Company	Shares	U.S. $ Value
Financial Services - 9.5%
Asset Management & Custodian - 1.2%
Affiliated Managers Group, Inc.	161,898	$26,690,504

Banks: Diversified - 3.9%
Cadence BanCorp	660,973	19,320,241
SVB Financial Group (a)	150,091	44,968,765
Wintrust Financial Corp.	253,410	22,667,524

		86,956,530

Diversified Financial Services - 2.9%
Lazard Ltd.-Class A	616,513	33,550,638
Stifel Financial Corp.	508,823	29,654,204

		63,204,842

Financial Data & Systems - 1.5%
Worldpay, Inc.-Class A (a)	419,082	34,037,840

		210,889,716

Materials & Processing - 6.4%
Building Materials - 2.3%
Martin Marietta Materials, Inc.	109,879	21,401,133
Watsco, Inc.	180,509	30,220,817

		51,621,950

Building: Climate Control - 1.5%
Lennox International, Inc.	168,030	32,491,961

Chemicals: Diversified - 1.3%
PolyOne Corp.	714,844	29,916,221

Diversified Materials & Processing - 1.3%
Hexcel Corp.	428,576	28,487,447

		142,517,579

Energy - 2.1%
Energy Equipment - 0.7%
Cactus, Inc.-Class A (a)	555,819	15,957,563

Oil Well Equipment & Services - 0.8%
Oceaneering International, Inc.	820,180	17,420,623

Oil: Crude Producers - 0.6%
PDC Energy, Inc. (a)	239,125	12,802,753

		46,180,939

Utilities - 0.9%
Utilities: Telecommunications - 0.9%
Vonage Holdings Corp. (a)	1,865,411	20,855,295

Total Common Stocks (cost $1,519,030,109)		2,146,236,657

INVESTMENT COMPANIES - 0.8%
Funds and Investment Trusts - 0.8%
iShares Russell 2000 Growth ETF (b)(c) (cost $15,356,341)	88,910	16,980,921

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Shoes - 0.1%
Honest Co. (The)
- Series D
0.00% (a)(d)(e)(f)	42,660	$1,068,569
Honest Co., Inc
- Series E
0.00% (a)(d)(e)(f)	11,161	209,364

Total Preferred Stocks (cost $2,170,717)		1,277,933

SHORT-TERM INVESTMENTS - 1.8% Investment Companies - 1.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (c)(g)(h) (cost $40,749,016)	40,749,016	40,749,016

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $1,577,306,183)		2,205,244,527

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%
Investment Companies - 5.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (c)(g)(h) (cost $116,300,734)	116,300,734	116,300,734

Total Investments - 105.1% (cost $1,693,606,917) (i)		2,321,545,261
Other assets less liabilities - (5.1)%		(112,521,824)

Net Assets - 100.0%		$2,209,023,437

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $658,624,427 and gross unrealized depreciation of investments was $(30,686,083), resulting in net unrealized appreciation of $627,938,344.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	–	American Depositary Receipt
ETF	–	Exchange Traded Fund

AB Discovery Growth Fund, Inc.

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,146,236,657		$	– 0	–	$	– 0	–	$2,146,236,657
Investment Companies	16,980,921			– 0	–		– 0	–	16,980,921
Preferred Stocks	– 0	–		– 0	–		1,277,933		1,277,933
Short-Term Investments	40,749,016			– 0	–		– 0	–	40,749,016
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	116,300,734			– 0	–		– 0	–	116,300,734

Total Investments in Securities	2,320,267,328			– 0	–		1,277,933		2,321,545,261
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$2,320,267,328		$	– 0	–		$1,277,933		$2,321,545,261

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 7/31/17	$1,724,104		$1,724,104
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(664,980)		(664,980)
Purchases	218,809		218,809
Sales	– 0	–	– 0	–

Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 4/30/18	$1,277,933		$1,277,933

Net change in unrealized appreciation/depreciation from investments held as of 4/30/18	$(664,980)		$(664,980)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Fund	Market Value	Purchases	Sales	Market Value	Dividend
	7/31/2017	at Cost	Proceeds	4/30/2018	Income
	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$51,932	$383,743	$394,926	$40,749	$217
Government Money Market Portfolio*	107,423	872,898	864,020	116,301	1,109

Total	$159,355	$1,256,641	$1,258,946	$157,050	$1,326

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2018